Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 10, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hatteras VC Co-Investment Fund II (the “Fund”)

Definitive Additional Soliciting Materials

(1940 Act Registration No. 811-22251)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-12 of the Securities Exchange Act of 1934, as amended, please find a definitive copy of soliciting material of the Fund (the “Soliciting Material”).  The Soliciting Material will be transmitted to financial professionals beginning on December 10, 2013 in connection with a Special Meeting of Members expected to be held on January 21, 2014.  A preliminary proxy statement was filed with the Securities and Exchange Commission on December 4, 2013.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2902.

Sincerely,
/s/ John P. Foley
John P. Foley